T. ROWE PRICE Emerging Markets Discovery Stock Fund
January 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.7%
Common Stocks 1.7%
Tenaris (EUR)  4,505,523 71,161
Total Argentina (Cost
$44,834
)
71,161
BRAZIL 7.3%
Common Stocks 5.9%
Banco BTG Pactual  10,551,900 76,843
Embraer (1) 10,225,100 47,035
Klabin  12,286,700 52,997
Multiplan Empreendimentos Imobiliarios  11,560,900 64,870
241,745
Preferred Stocks 1.4%
Banco Bradesco  19,030,800 59,001
59,001
Total Brazil (Cost
$248,345
)
300,746
CHILE 1.5%
Common Stocks 1.5%
Banco de Chile  558,925,076 62,560
Total Chile (Cost
$52,527
)
62,560
CHINA 26.0%
Common Stocks 18.4%
Alibaba Group Holding (HKD)  14,736,000 132,167
Baidu, Class A (HKD) (1) 6,299,564 81,562
China Construction Bank, Class H (HKD)  91,410,000 54,285
China Resources Gas Group (HKD)  17,406,600 49,365
China Resources Land (HKD)  11,952,000 36,287
KE Holdings, ADR (USD)  5,380,582 76,243
Longfor Group Holdings (HKD)  1,731,560 1,920
Shandong Weigao Group Medical Polymer, Class H (HKD)  12,761,400 8,152
Silergy (TWD)  4,057,000 49,928
Tongcheng Travel Holdings (HKD) (1) 37,500,000 76,494
Trip.com Group (HKD) (1) 2,067,600 75,259
Tsingtao Brewery, Class H (HKD)  8,006,000 45,688
Yangzijiang Shipbuilding Holdings (SGD)  53,973,500 67,382
754,732

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Shares $ Value
(Cost and value in $000s)
Common Stocks - China A Shares 7.6%
China Oilfield Services, A Shares (CNH)  29,765,074 63,574
China Pacific Insurance Group, A Shares (CNH)  9,824,100 34,067
Focus Media Information Technology, A Shares (CNH)  35,337,256 27,774
Fuyao Glass Industry Group, A Shares (CNH)  12,869,089 68,156
NARI Technology, A Shares (CNH)  15,932,914 46,501
Weichai Power, A Shares (CNH)  35,219,140 72,217
312,289
Total China (Cost
$1,143,726
)
1,067,021
HONG KONG 1.4%
Common Stocks 1.4%
Galaxy Entertainment Group  11,281,000 58,547
Total Hong Kong (Cost
$62,869
)
58,547
HUNGARY 1.9%
Common Stocks 1.9%
OTP Bank  1,651,812 76,538
Total Hungary (Cost
$56,269
)
76,538
INDIA 11.9%
Common Stocks 11.9%
Ashok Leyland  12,891,690 27,307
Hindalco Industries  8,592,211 59,852
ICICI Bank  8,199,255 101,208
Petronet LNG  8,130,243 26,327
Reliance Industries  2,506,112 86,003
Shree Cement  168,915 57,757
Shriram Finance  2,861,826 85,210
Tech Mahindra  2,930,566 46,821
Total India (Cost
$331,644
)
490,485
INDONESIA 2.4%
Common Stocks 2.4%
Bank Rakyat Indonesia Persero  270,544,407 97,460
Total Indonesia (Cost
$71,009
)
97,460

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Shares $ Value
(Cost and value in $000s)
MALAYSIA 2.2%
Common Stocks 2.2%
CIMB Group Holdings  67,130,625 88,421
Total Malaysia (Cost
$74,646
)
88,421
MEXICO 4.9%
Common Stocks 4.9%
Fresnillo (GBP)  4,715,979 31,544
Gruma, Class B  3,046,210 57,002
Grupo Aeroportuario del Pacifico, ADR (USD) (2) 204,502 31,880
Grupo Mexico, Series B  15,543,545 80,122
Total Mexico (Cost
$165,123
)
200,548
NETHERLANDS 1.8%
Common Stocks 1.8%
Prosus (ZAR)  2,406,679 72,078
Total Netherlands (Cost
$76,472
)
72,078
POLAND 1.5%
Common Stocks 1.5%
Powszechny Zaklad Ubezpieczen  5,170,343 62,252
Total Poland (Cost
$39,831
)
62,252
RUSSIA 0.0%
Common Stocks 0.0%
Moscow Exchange (3) 27,929,000 —
Novatek (3) 1,864,000 —
Total Russia (Cost
$88,007
)
—
SAUDI ARABIA 4.9%
Common Stocks 4.9%
Saudi Awwal Bank  7,014,844 67,015
Saudi Basic Industries  2,563,953 53,150
Saudi National Bank  7,534,694 81,371
Total Saudi Arabia (Cost
$192,463
)
201,536

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Shares $ Value
(Cost and value in $000s)
SINGAPORE 0.7%
Common Stocks 0.7%
Jardine Cycle & Carriage  1,554,400 29,994
Total Singapore (Cost
$25,365
)
29,994
SOUTH AFRICA 3.3%
Common Stocks 3.3%
FirstRand  17,627,089 63,840
Foschini Group  4,788,841 28,996
Kumba Iron Ore  1,472,625 43,323
Total South Africa (Cost
$127,835
)
136,159
SOUTH KOREA 12.0%
Common Stocks 12.0%
CJ CheilJedang  164,095 35,833
HL Mando (1) 670,462 17,600
Hyundai Motor  481,991 70,106
Lotte Chemical (1) 324,718 31,763
Samsung Electronics  4,707,997 255,818
SK Hynix  823,236 82,439
Total South Korea (Cost
$514,876
)
493,559
SWITZERLAND 1.2%
Common Stocks 1.2%
Holcim  657,614 50,228
Total Switzerland (Cost
$31,649
)
50,228
TAIWAN 8.0%
Common Stocks 8.0%
ASE Technology Holding  19,701,000 85,183
Bizlink Holding  5,522,414 40,641
Hon Hai Precision Industry  30,471,000 99,677
MediaTek  3,410,000 105,225
Total Taiwan (Cost
$319,375
)
330,726

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Shares $ Value
(Cost and value in $000s)
THAILAND 2.3%
Common Stocks 2.3%
Bangkok Dusit Medical Services, Class F  29,669,200 23,073
SCB X  21,216,500 62,237
True, NVDR (1) 61,696,200 10,491
Total Thailand (Cost
$94,983
)
95,801
UNITED KINGDOM 0.9%
Common Stocks 0.9%
Prudential  3,476,063 35,708
Total United Kingdom (Cost
$45,585
)
35,708
SHORT-TERM INVESTMENTS 2.2%
Money Market Funds 2.2%
T. Rowe Price Government Reserve Fund, 5.40% (4)(5) 90,774,780 90,775
Total Short-Term Investments (Cost $90,775) 90,775
SECURITIES LENDING COLLATERAL 0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.40% (4)(5) 524,229 524
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 524
Total Securities Lending Collateral (Cost $524) 524
Total Investments in Securities 100.0%
(Cost $3,898,732) $ 4,112,827
Other Assets Less Liabilities (0.0)% (385)
Net Assets 100.0% $ 4,112,442

T. ROWE PRICE Emerging Markets Discovery Stock Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at January 31, 2024.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
NVDR Non-Voting Depositary Receipts
SGD Singapore Dollar
TWD Taiwan Dollar
USD U.S. Dollar
ZAR South African Rand

T. ROWE PRICE Emerging Markets Discovery Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 1,410++
Totals $ —# $ — $ 1,410+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
01/31/24
T. Rowe Price Government
Reserve Fund, 5.40% $ 135,123  ¤  ¤ $ 91,299
Total $ 91,299^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,410 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $91,299.

T. ROWE PRICE Emerging Markets Discovery Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Emerging Markets Discovery Stock Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 108,123 $ 3,854,404 $ — $ 3,962,527
Preferred Stocks — 59,001 — 59,001
Short-Term Investments 90,775 — — 90,775
Securities Lending Collateral 524 — — 524
Total $ 199,422 $ 3,913,405 $ — $ 4,112,827

T. ROWE PRICE Emerging Markets Discovery Stock Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F34-054Q1 01/24